Derivative Instruments (Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (5,157,590)	$ (5,126,432)
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	288,946	(1,371,101)
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(3,222,271)	(2,999,758)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,021,696	(1,953,245)
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(10,725,452)	6,291,318
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	4,340	(314,470)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(1,102,965)	(3,273,993)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	387,531	737,902
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	13,926,067	141,145
Forward Currency Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (5,446,536)	$ (3,755,331)